Leases - Operating leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Accrued Liabilities and Other Liabilities	Accrued Liabilities and Other Liabilities
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Liabilities, Noncurrent	Liabilities, Noncurrent
Operating lease right-of-use assets, net	¥ 3,053	¥ 4,894
Operating lease liabilities - current*	2,411	3,697
Operating lease liabilities - non-current*	133	780
Total operating lease liabilities	¥ 2,544	¥ 4,477
Weighted average remaining lease term	1 year 18 days	1 year 2 months 1 day
Weighted average discount rate	4.75%	4.75%
Operating lease expenses	¥ 3,574	¥ 9,204	¥ 9,853
Short-term lease expenses	2,719	4,748	6,603
Total lease expenses *	6,293	13,952	16,456
Cash paid for amounts included in the measurement of lease liabilities	3,666	8,749	9,322
Right-of-use assets obtained in exchange for new operating lease liabilities	¥ 2,123	¥ 4,225	¥ 3,146
Minimum
Leases
Lease term	1 year
Maximum
Leases
Lease term	3 years